SHARE-BASED COMPENSATION (Details 5)	12 Months Ended						0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Jul. 09, 2012 Post-employees' options CNY	Oct. 31, 2013 Post-employees' options CNY	Dec. 31, 2013 Post-employees' options CNY	Dec. 31, 2012 Post-employees' options CNY	Jan. 28, 2010 Performance Shares	Jan. 27, 2011 Performance Shares USD ($)	Jan. 27, 2011 Performance Shares CNY
Share-based payment award, options, additional disclosures
Share options exercisable	37,504,072	37,504,072	37,766,073	37,766,073	37,741,073	37,741,073
Total fair value of options vested	$ 300,296	1,817,902	$ 302,691	1,885,795	$ 2,302,923	14,494,367
The intrinsic value of outstanding share options	601,914
The intrinsic value of exercisable share options	594,538
Share-based compensation expense for share-based awards granted with performance conditions		242,000		3,465,000		3,234,000						1,400,000	9,500,000
Remaining vesting period											1 year
Amount reclassified from additional paid in capital as other current liabilities							1,705,239
Net change in fair value	3,646,000	22,069,000		11,989,000		25,716,000	1,535,865		(103,000)	1,536,000
Options classified as liability measured at fair value									163,604	169,374
Percentage of options exercised by Mr. Yung								23.00%
Decrease in stock options liability								50,000
Unrecognized compensation Expense	$ 66,883	404,890
Weighted average period of unrecognized compensation cost	2 years 9 months 14 days	2 years 9 months 14 days